Fair Value Measurements - Schedule of Estimated Fair Value of Working Capital Note (Details) - GIGCAPITAL5 INC [Member] - Level 3	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term	8 months 12 days	10 months 24 days
Volatility	65.00%	65.00%
Risk free rate	5.10%	4.70%
Discount rate	11.30%
Probability of conversion	25.00%	65.00%
Minimum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Discount rate		24.40%
Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Discount rate		29.40%
Issuance [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Volatility	65.00%
Issuance [Member] | Minimum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term	8 months 12 days
Risk free rate	4.50%
Discount rate	9.70%
Probability of conversion	25.00%
Issuance [Member] | Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected term	9 months 18 days
Risk free rate	5.50%
Discount rate	25.80%
Probability of conversion	55.00%